EXHIBIT 99.2

John Deere Owner Trust 2010

Statement to Certificateholders

$224,000,000 Class A-1 0.34384% Asset Backed Notes due May 16, 2011

$147,000,000 Class A-2 0.72000% Asset Backed Notes due July 16, 2012

$267,000,000 Class A-3 1.32000% Asset Backed Notes due May 15, 2014

$70,189,000 Class A-4 2.13000% Asset Backed Notes due October 17, 2016

$39,240,380 Asset Backed Certificates

Payment Date:			15-Jun-11

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$15,868,167.39
		per $1,000 original principal amount:	$107.95

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$15,868,167.39

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$13,602.10
		per $1,000 original principal amount:	$0.09

		(iii) Class A-3 Notes:	$293,700.00
		per $1,000 original principal amount:	$1.10

		(iv) Class A-4 Notes:	$124,585.48
		per $1,000 original principal amount:	$1.78

		(v) Total:	$431,887.58

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$382,545,090.90

	(b)	Note Value at end of related Collection Period:	$383,231,378.26

	(c)	Pool Face Amount at the end of related Collection Period:	$410,292,383.33

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

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	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$6,801,998.26
		(ii) A-2 Note Pool Factor:	0.0462721

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

	(e)	(i) Certificate Balance:	$39,240,380.00
		(ii) Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:		$332,322.66
	per $1,000 original principal amount:		$0.44
	(a)	Amount of Servicing Fee earned:	$332,322.66
	(b)	Amount of Servicing Fee paid:	$332,322.66
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Aggregate Purchase Amounts for Collection Period:		$0.00

(10)	(i)	Amount in Reserve Account:	$14,948,588.00
	(ii)	Specified Reserve Account Balance:	$14,948,588.00

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$5,357,011.85
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.40%

(12)	(i)	Aggregate amount of net losses for the collection period:	$265,895.64
	(ii)	Cumulative amount of net losses:	$1,257,622.95
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.17%

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